Schedule of Stock Options Outstanding and Exercisable (Details)			12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 27, 2024 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	12,014,000		12,014,000	1,620,000	2,300,000	1,528,000
Number of Options Vested	1,038,500	96,000	12,014,000
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	64,000		64,000
Exercise Price | $ / shares	$ 0.40		$ 0.40
Expiry Date			July 31, 2025
Number of Options Vested			64,000
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000		50,000
Exercise Price | $ / shares	$ 1.50		$ 1.50
Expiry Date			July 26, 2025
Number of Options Vested			50,000
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000		50,000
Exercise Price | $ / shares	$ 1.90		$ 1.90
Expiry Date			June 6, 2026
Number of Options Vested			50,000
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	150,000		150,000
Exercise Price | $ / shares	$ 2.20		$ 2.20
Expiry Date			October 27, 2025
Number of Options Vested			150,000
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000		50,000
Exercise Price | $ / shares	$ 2.20		$ 2.20
Expiry Date			December 9, 2025
Number of Options Vested			50,000
Exercise price six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	200,000		200,000
Exercise Price | $ / shares	$ 0.30		$ 0.30
Expiry Date			January 2, 2027
Number of Options Vested			200,000
Exercise price seven [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	200,000		200,000
Exercise Price | $ / shares	$ 0.20		$ 0.20
Expiry Date			February 12, 2027
Number of Options Vested			200,000
Exercise price eight [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	250,000		250,000
Exercise Price | $ / shares	$ 0.20		$ 0.20
Expiry Date			February 15, 2027
Number of Options Vested			250,000
Exercise price nine [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	500,000		500,000
Exercise Price | $ / shares	$ 0.25		$ 0.25
Expiry Date			February 28, 2027
Number of Options Vested			500,000
Exercise price ten [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	2,450,000		2,450,000
Exercise Price | $ / shares	$ 0.20		$ 0.20
Expiry Date			March 8, 2027
Number of Options Vested			2,450,000
Exercise Price Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	8,050,000		8,050,000
Exercise Price | $ / shares	$ 0.14		$ 0.14
Expiry Date			August 12, 2029
Number of Options Vested			8,050,000